Provision for contingencies - Schedule Of Nature And Movement Of The Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 208,866	R$ 210,376
Additions	131,938	108,863
Reversals	70,712	103,038
Interest	26,253	(26,677)
Payments	(58,939)	(34,012)
Non-current provisions, ending balance	237,406	208,866
Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	35,862	25,324
Additions	58,954	46,723
Reversals	23,939	22,598
Interest	4,770	(3,846)
Payments	(31,185)	(17,433)
Non-current provisions, ending balance	44,462	35,862
Acquiring Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	24,486	18,556
Banking Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	16,027	12,559
Labor Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	39,705	24,460
Additions	72,982	38,533
Reversals	31,106	24,624
Interest	7,656	(3,218)
Payments	(17,745)	(1,882)
Non-current provisions, ending balance	71,492	39,705
Tax Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	133,299	160,592
Additions	2	23,607
Reversals	15,667	55,816
Interest	13,827	(19,613)
Payments	(10,009)	(14,697)
Non-current provisions, ending balance	R$ 121,452	R$ 133,299